Operating expenses (Tables)	12 Months Ended
Mar. 31, 2025
Analysis of income and expense [abstract]
Disclosure of Expenses by Nature

(EUR thousand)		For the financial year ended March 31
Expenses by nature	Notes	2025	2024	2023
Employee benefit expenses		(167,010)	(140,050)	(118,658)
Agent costs		(108,648)	(95,333)	(75,950)
Depreciation and amortization	9	(54,415)	(43,782)	(51,028)
IT costs		(18,350)	(16,464)	(16,499)
Travel, entertainment, office and rental cost		(14,974)	(13,287)	(11,456)
Auditors, lawyers and consultants		(11,092)	(10,713)	(12,113)
External and other personnel cost		(9,878)	(8,735)	(7,544)
Contributions to defined contribution plans		(7,828)	(8,055)	(7,619)
Advertising and promotion		(4,382)	(3,644)	(3,827)
Share-based payment transactions expenses	25	(4,154)	(3,957)	(9,988)
Contributions to defined benefit plans	29	(1,649)	(1,365)	(1,607)
Corporate restructuring expenses		(1,305)	(5,660)	(2,764)
Business restructuring expenses		(1,240)	(1,324)	(4,446)
Impairment		(155)	(1,371)	(3,355)
Change in fair value of warrants and put options	27, 31	1,150	9,287	11,070
Capitalized software development expenditure	15	40,433	33,667	25,688
Other operating expenses		(9,717)	(13,639)	(7,254)
Total		(373,214)	(324,425)	(297,350)